Consolidated Balance Sheets (Parenthetical) (GBP £)	Sep. 30, 2014	Sep. 30, 2013
Statement of Financial Position [Abstract]
Preferred Shares, authorized	25,000,000	25,000,000
Preferred Shares, par value	£ 0.01	£ 0.01
Preferred Shares, issued	0	0
Preferred Shares, outstanding	0	0
Ordinary Shares, authorized	700,000,000	700,000,000
Ordinary Shares, par value	£ 0.01	£ 0.01
Ordinary Shares, issued	264,735,000	259,668,000
Ordinary Shares, outstanding	156,704,000	160,062,000
Treasury stock, at cost, ordinary shares	108,031,000	99,606,000